Annual Total Returns [BarChart] - Nuveen Maryland Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.18%
Annual Return 2011	9.25%
Annual Return 2012	6.92%
Annual Return 2013	(4.94%)
Annual Return 2014	9.96%
Annual Return 2015	3.38%
Annual Return 2016	0.59%
Annual Return 2017	5.38%
Annual Return 2018	0.57%
Annual Return 2019	6.78%